UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/13 - 3/31/13

Item 1 - Schedule of Investments - March 31, 2013 (Unaudited) (Dollar Amounts in Thousands)

Principal		Moody’s
Amount/Units		Rating	Value
		(Unaudited)	(Note 1)
CORPORATE DEBT SECURITIES - 131.20% (d)
Aerospace and Defense - 1.37%
$475	Ducommun, Inc., Senior Notes,
	9.75%, 07/15/18	B3	$522
500	Esterline Technologies, Senior Notes,
	7%, 08/01/20	Ba2	551
775	Kratos Defense and Security Solutions, Inc., Senior Notes,
	10%, 06/01/17	B3	853
650	Meccanica Holdings USA, Inc., Senior Notes,
	6.25%, 07/15/19 (g)	Baa3	673
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18	Ba3	653
200	Spirit Aerosystems, Inc., Senior Notes,
	7.50%, 10/01/17	Ba3	212
			3,464
Automobile - 3.22%
725	Allison Transmission, Inc., Senior Notes,
	7.125% 05/15/19 (g)	B3	779
350	American Axle and Manufacturing, Inc., Senior Notes,
	6.25%, 03/15/21	B2	359
375	American Axle and Manufacturing, Inc., Senior Notes,
	6.625%, 10/15/22	B2	388
1,000	Chrysler Group LLC, Senior Notes,
	8%, 06/15/19	B1	1,098
200	Chrysler Group LLC, Senior Notes,
	8.25%, 06/15/21	B1	224
200	Delphi Corporation, Senior Notes,
	5%, 02/15/23	Ba1	211
300	Delphi Corporation, Senior Notes,
	5.875%, 05/15/19	Ba1	324
375	Delphi Corporation, Senior Notes,
	6.125%, 05/15/21	Ba1	413
450	Goodyear Tire & Rubber Company, Senior Notes,
	6.50%, 03/01/21	B1	464
125	Goodyear Tire & Rubber Company, Senior Notes,
	7%, 05/15/22	B1	132
550	Goodyear Tire & Rubber Company, Senior Notes,
	8.25%, 08/15/20	B1	608
200	Goodyear Tire & Rubber Company, Senior Notes,
	8.75%, 08/15/20	B1	229
400	Jaguar Land Rover Automotive Plc, Senior Notes,
	5.625%, 02/01/23 (g)	Ba3	416
600	Milacron LLC, Senior Notes,
	7.75%, 02/15/21 (g)	Caa1	618
225	Pittsburgh Glass Works, LLC, Senior Notes,
	8.50%, 04/15/16 (g)	B2	229
200	Schaeffler Finance B.V., Senior Notes,
	7.75%, 02/15/17 (g)	Ba3	227
600	Schaeffler Finance B.V., Senior Notes,
	8.50%, 02/15/19 (g)	Ba3	684
300	Sonic Automotive, Inc., Senior Subordinated Notes,

	7%, 07/15/22	B3	$330
$375	TRW Automotive, Inc., Senior Notes,
	4.50%, 03/01/21 (g)	Ba2	381
			8,114
Beverage, Food and Tobacco - 3.22%
370	Bumble Bee Acquistion Company, Senior Notes,
	9%, 12/15/17 (g)	B2	406
600	Constellation Brands, Inc., Senior Notes,
	6%, 05/01/22	Ba1	659
1,550	Del Monte Foods Company, Senior Notes,
	7.625%, 02/15/19	Caa1	1,608
370	Esal GMBH, Senior Notes,
	6.25%, 02/05/23 (g)	(e)	370
850	Hawk Acquisition Sub, Inc., Senior Notes,
	4.25%, 10/15/20 (g)	B1	850
750	Land O’Lakes Capital Trust I,
	7.45%, 03/15/28 (g)	Ba3	750
375	Michael Foods, Inc., Senior Notes,
	8.50%, 07/15/18 (g)	Caa1	387
875	Pinnacle Foods Finance LLC, Senior Notes,
	8.25%, 09/01/17	Caa1	941
125	Post Holdings, Inc., Senior Notes,
	7.375%, 02/15/22	B1	137
350	Shearers Food, Inc., Senior Notes,
	9%, 11/01/19 (g)	B3	382
1,525	U.S. Food Service, Inc., Senior Notes,
	8.50%, 06/30/19 (g)	Caa2	1,620
			8,110
Broadcasting and Entertainment - 12.87%
800	AMC Entertainment, Inc., Senior Notes,
	8.75%, 06/01/19	B2	877
800	AMC Networks, Inc., Senior Notes,
	4.75%, 12/15/22	B1	794
250	Altice Financing S.A., Senior Notes,
	7.875%, 12/15/19 (g)	Ba2	273
675	Altice Financing S.A., Senior Notes,
	9.875%, 12/15/20 (g)	B2	758
475	Block Communications, Inc., Senior Notes,
	7.25%, 02/01/20 (g)	Ba3	517
275	Cablevision Systems Corporation, Senior Notes,
	8.625%, 09/15/17	B1	320
1,250	CCO Holdings, LLC, Senior Notes,
	5.125%, 02/15/23	B1	1,214
1,150	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	1,233
625	Central European Media Enterprises Ltd., Senior Notes,
	11.625%, 09/15/16 (g)(EUR)	(e)	829
1,400	Cequel Communications Holdings I, LLC, Senior Notes,
	6.375%, 09/15/20 (g)	B3	1,454
250	Cinemark USA, Inc., Senior Notes,
	5.125%, 12/15/22 (g)	B2	251
150	Cinemark USA, Inc., Senior Notes,
	7.375%, 06/15/21	B3	168
725	Clear Channel Communications, Inc., Senior Notes,

	4.90%, 05/15/15	Ca	$672
$225	Clear Channel Communications, Inc., Senior Notes,
	7.25%, 10/15/27	Ca	120
175	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 7.625%, 03/15/20	B3	181
675	Clear Channel Worldwide Holdings, Inc., Senior Subordinated
	Notes, 7.625%, 03/15/20	B3	705
600	CSC Holdings, LLC, Senior Notes,
	6.75%, 11/15/21	Ba3	675
150	Cyfrowy Polsat Finance AB, Senior Notes,
	7.125%, 05/20/18 (g)(EUR)	Ba2	208
750	Dish DBS Corporation, Senior Notes,
	5%, 03/15/23 (g)	Ba2	740
850	Dish DBS Corporation, Senior Notes,
	5.875%, 07/15/22	Ba2	891
550	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba2	611
150	Dish DBS Corporation, Senior Notes,
	7.125%, 02/01/16	Ba2	167
700	Dish DBS Corporation, Senior Notes,
	7.875%, 09/01/19	Ba2	830
575	GTP Acquisition Partners I, LLC, Senior Notes,
	7.628%, 06/15/41 (g)	Ba3	639
225	Lamar Media Corporation, Senior Subordinated Notes,
	5%, 05/01/23	B1	225
325	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22	B1	353
350	Lin Television Corporation, Senior Notes,
	8.375%, 04/15/18	B3	380
500	Mediacom Broadband LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	519
475	Nara Cable Funding, Limited, Senior Notes,
	8.875%, 12/1/18 (g)	B1	496
200	Nara Cable Funding, Limited, Senior Notes,
	8.875%, 12/1/18 (g)	B1	207
350	National CineMedia LLC, Senior Notes,
	6%, 04/15/22	Ba2	376
1,475	Netflix, Inc., Senior Notes,
	5.375%, 02/01/21 (g)	Ba3	1,469
825	Nexstar Broadcasting, Inc., Senior Notes,
	8.875%, 04/15/17	B3	907
100	Numericable Finance & Co. S.C.A., Senior Notes,
	8.75%, 02/15/19 (g)(EUR)	B2	139
350	Numericable Finance & Co. S.C.A., Senior Notes,
	12.375%, 02/15/19 (g)(EUR)	B2	532
475	Polish Television Holding B.V., Senior Notes,
	11.25%, 05/15/17 (g) (EUR)	(e)	655
600	Sinclair Television Group, Inc., Senior Notes,
	6.125%, 10/01/22 (g)	B1	629
475	Starz LLC, Senior Notes,
	5%, 09/15/19	Ba2	489
250	Starz LLC, Senior Notes,
	5%, 09/15/19 (g)	Ba2	257
250	Telenet Finance V Luxembourg S.C.A, Senior Notes,
	6.25%, 08/15/22 (g)(EUR)	Ba3	327
475	Unitymedia Hessen GmbH&Co., Senior Notes,
	9.50%, 03/15/21 (g) (EUR)	B3	696
525	Univision Communications, Inc., Senior Notes,

	6.75%, 09/15/22 (g)	B2	$566
$375	Univision Communications, Inc., Senior Notes,
	6.875%, 05/15/19 (g)	B2	401
1,950	Univision Communications, Inc., Senior Notes,
	7.875%, 11/01/20 (g)	B2	2,150
1,750	Univision Communications, Inc., Senior Notes,
	8.50%, 05/15/21 (g)	Caa2	1,886
475	UPCB Finance Limited, Senior Notes,
	6.875%, 01/15/22 (g)	Ba3	516
550	UPCB Finance Limited, Senior Notes,
	7.25%, 11/15/21 (g)	Ba3	608
325	UPCB Finance Limited, Senior Notes,
	7.625%, 01/15/20 (g) (EUR)	Ba3	451
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22	Ba2	585
175	WaveDivision Holdings, LLC, Senior Notes,
	8.125%, 09/01/20 (g)	Caa1	183
600	Wide Open West Finance, LLC, Senior Notes,
	10.25%, 07/15/19 (g)	Caa1	664
275	WMG Acquisition Corporation, Senior Notes,
	6%, 01/15/21 (g)	Ba2	288
300	WMG Acquisition Corporation, Senior Notes,
	11.50%, 10/01/18	B3	352
			32,433
Building and Real Estate - 8.54%
200	Ainsworth Lumber Company Ltd., Senior Notes,
	7.50%, 12/15/17 (g)	B2	218
400	Ashton Woods USA, LLC, Senior Notes,
	6.875%, 02/15/21 (g)	Caa1	405
1,250	Associated Materials, Inc., Senior Notes,
	9.125%, 11/01/17	Caa1	1,325
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes,
	7.75%, 02/15/19	B1	296
175	Beazer Homes USA, Inc., Senior Notes,
	7.25%, 02/01/23 (g)	Caa2	180
325	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	11.625%, 06/15/17	Ba2	349
850	CBRE Services, Inc., Senior Notes,
	5%, 03/15/23	Ba1	859
500	CCRE Company, Senior Notes,
	7.75%, 02/15/18 (g)	B1	509
400	Cemex SAB de CV, Senior Notes,
	5.875%, 03/25/19 (g)	(e)	404
1,150	Cemex Finance LLC, Senior Notes,
	9.375%, 10/12/22 (g)	(e)	1,330
1,125	Cemex SAB de CV, Senior Notes,
	9%, 01/11/18 (g)	(e)	1,243
450	Corrections Corporation of America, Senior Notes,
	4.625%, 05/01/23 (g)	Ba1	459
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21	Ba3	694
650	P.H. Glatfelter Company,Senior Notes,
	5.375%, 10/15/20	Ba1	681
300	Host Hotels and Resorts, L.P., Senior Notes,
	5.875%, 06/15/19	Baa3	330

$525	iStar Financial, Inc., Senior Notes,
	7.125%, 02/15/18	B3	$551
600	KB Home, Senior Notes,
	8%, 03/15/20	B2	695
400	Ladder Capital Finance Holdings LLLP, Senior Notes,
	7.375%, 10/01/17 (g)	Ba3	418
250	LaFarge SA, Senior Notes,
	6.75%, 12/16/19 (EUR)	Ba1	369
475	Masco Corporation, Senior Notes,
	5.85%, 03/15/17	Ba3	525
325	Masco Corporation, Senior Notes,
	6.125%, 10/03/16	Ba3	363
750	Mercer International, Inc., Senior Notes,
	9.50%, 12/01/17	B3	818
225	Meritage Homes Corporation, Senior Notes,
	7%, 04/01/22	B1	251
250	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 02/15/22	Ba1	268
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21	Ba1	574
575	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21	Caa1	638
650	Nortek, Inc., Senior Notes,
	10%, 12/01/18	Caa1	728
675	Omega Healthcare Investors, Inc., Senior Notes,
	5.875%, 03/15/24	Ba1	719
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Ba1	663
375	RSI Home Products, Inc., Senior Notes,
	6.875%, 03/01/18 (g)	B1	383
900	Shea Homes Limited Partnership, Senior Notes,
	8.625%, 05/15/19	B2	1,012
200	Standard Pacific Corporation, Senior Notes,
	8.375%, 05/15/18	B3	236
400	Standard Pacific Corporation, Senior Notes,
	10.75%, 09/15/16	B3	498
550	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20 (g)	B3	616
525	Texas Industries, Senior Notes,
	9.25%, 08/15/20	Caa2	578
125	USG Corporation, Senior Notes,
	8.375%, 10/15/18 (g)	B2	139
450	USG Corporation, Senior Notes,
	9.75%, 08/01/14 (g)	B2	492
125	USG Corporation, Senior Notes,
	9.75%, 01/15/18	Caa2	148
500	William Lyons Homes, Inc., Senior Notes,
	8.50%, 11/15/20 (g)	Caa2	545
			21,509
Cargo Transport - .91%
480	DP World Ltd., Senior Notes,
	6.85%, 07/02/37(g)	Baa3	547
246	Florida East Coast Holdings, Senior Notes,
	10.50%, 08/01/17 (h)	Caa3	256
600	Florida East Coast Railway Corporation, Senior Notes,
	8.125%, 02/01/17	B3	644

$250	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	6.125%, 06/15/21	Ba1	$282
200	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	6.625%, 12/15/20	Ba1	226
325	Watco Companies, LLC, Senior Notes,
	6.375%, 04/01/23 (g)	B3	334
			2,289
Chemicals, Plastics and Rubber - 4.82%
225	Ashland Inc., Senior Notes,
	3.875%, 04/15/18 (g)	Ba1	228
475	Ashland Inc., Senior Notes,
	4.75%, 08/15/22 (g)	Ba1	481
875	Celanese US Holdings LLC, Senior Notes,
	4.625%, 11/15/22	Ba2	875
475	Ciech Group Financing, Senior Notes,
	9.50%, 11/30/19 (g)(EUR)	B2	665
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19	Ba2	243
575	Eagle Spinco, Inc., Senior Notes
	4.625%, 02/15/21 (g)	Ba3	587
925	Hexion Specialty Chemicals, Inc., Senior Notes,
	6.625%, 04/15/20 (g)	Ba3	927
425	Hexion Specialty Chemicals, Inc., Senior Notes,
	8,875%, 02/01/18 (g)	B3	441
275	Hexion Specialty Chemicals, Inc., Senior Notes,
	9%, 11/15/20	(e)	261
250	Huntsman International LLC, Senior Notes,
	4.875%, 11/15/20 (g)	B1	252
175	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/20	B2	196
575	Ineos Finance PLC, Senior Notes,
	8.375%, 02/15/19 (g)	B1	635
200	Ineos Finance PLC, Senior Notes,
	9%, 05/15/15 (g)	B1	210
375	Koppers Holdings Inc., Senior Notes,
	7.875%, 12/01/19	B1	413
200	Lyondell Chemical Company, Senior Notes,
	5%, 04/15/19	Baa3	226
275	Momentive Performance Materials, Inc., Senior Notes,
	8.875%, 10/15/20	B1	284
450	Momentive Performance Materials, Inc., Senior Notes,
	9%, 01/15/21	Caa1	339
300	Petrologistics LP, Senior Notes,
	6.25%, 04/01/20 (g)	B2	304
425	PolyOne Corporation, Senior Notes,
	5.25%, 03/15/23 (g)	Ba3	431
325	PolyOne Corporation, Senior Notes,
	7.375%, 09/15/20	Ba3	360
950	PQ Corporation, Senior Notes,
	8.75%, 05/01/18 (g)	Caa1	1,017
600	Rockwood Specialty Group, Inc., Senior Notes,
	4.625%, 10/15/20	Ba2	615
550	Styrolution Group GmbH, Senior Notes,
	7.625%, 05/15/16 (g)(EUR)	B2	738
450	Trinseo Materials Operating S.C.A., Senior Notes,
	8.75%, 02/01/19 (g)	B1	454

$525	Tronox Finance LLC, Senior Notes,
	6.375%, 08/15/20 (g)	B1	$511
100	US Coat Acquisition, Senior Notes,
	5.75%, 02/01/21 (g)(EUR)	B1	131
300	US Coat Acquisition, Senior Notes,
	7.375%, 05/01/21 (g)	Caa1	316
			12,140
Containers, Packaging and Glass - 6.39%
375	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	408
211	ARD Finance S.A., Senior Notes,
	11.125%, 06/01/18 (g)(h)	Caa1	231
475	Ardagh Packaging Finance plc, Senior Notes,
	7%, 11/15/20 (g)	B3	489
875	Ardagh Packaging Finance plc, Senior Notes,
	9.25%, 10/15/20 (g)(EUR)	B3	1,209
425	Ball Corporation, Senior Notes,
	7.375%, 09/01/19	Ba1	469
425	Boise Cascade LLC, Senior Notes,
	6.375%, 11/01/20 (g)	B2	449
250	Boise Paper Holdings LLC, Senior Notes,
	8%, 04/01/20	Ba3	277
375	Boise Paper Holdings LLC, Senior Notes,
	9%, 11/01/17	Ba3	405
425	Bway Holding Company, Senior Notes,
	10%, 06/15/18	B3	476
1,200	Cascades Inc., Senior Notes,
	7.75%, 12/15/17	Ba3	1,278
925	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	993
875	Clearwater Paper Corporation, Senior Notes,
	4.50%, 02/01/23 (g)	Ba2	858
250	Clearwater Paper Corporation, Senior Notes,
	7.125%, 11/01/18	Ba2	272
375	Crown Americas LLC, Senior Notes,
	4.50%, 01/15/23 (g)	Ba2	365
400	Exopack Holding Corporation, Senior Notes,
	10%, 06/01/18	Caa2	399
325	Graphic Packaging International, Inc., Senior Notes,
	4.75%, 04/15/21	Ba3	330
525	Graphic Packaging International, Inc., Senior Notes,
	7.875%, 10/01/18	Ba3	581
600	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 06/15/17	Ba3	638
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	407
300	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	B3	341
200	Reynolds Group Issuer, Inc., Senior Notes,
	5.75%, 10/15/20	B1	203
175	Reynolds Group Issuer, Inc., Senior Notes,
	7.125%, 04/15/19	B1	189
1,050	Reynolds Group Issuer, Inc., Senior Notes,
	9%, 04/15/19	Caa2	1,108
425	Reynolds Group Issuer, Inc., Senior Notes,
	9.875%, 08/15/19	Caa2	465

$285	Rock-Tenn Company, Senior Notes,
	3.50%, 03/01/20	Ba1	$292
135	Rock-Tenn Company, Senior Notes,
	4.45%, 03/01/19	Ba1	146
90	Rock-Tenn Company, Senior Notes,
	4.90%, 03/01/22	Ba1	98
675	Sappi Papier Holding GmbH, Senior Notes,
	6.625%, 04/15/21 (g)	Ba2	699
575	Sappi Papier Holding GmbH, Senior Notes,
	7.75%, 07/15/17 (g)	Ba2	637
275	Sappi Papier Holding GmbH, Senior Notes,
	8.375%, 06/15/19 (g)	Ba2	307
625	Sealed Air Corporation, Senior Notes,
	5.25%, 04/01/23 (g)	B1	629
400	Tekni Plex, Inc., Senior Notes,
	9.75%, 06/01/19 (g)	Caa1	441
			16,089
Diversified/Conglomerate Manufacturing - 5.12%
375	Amsted Industries, Inc., Senior Notes,
	8.125%, 03/15/18 (g)	Ba3	404
325	BC Mountain LLC, Senior Notes,
	7%, 02/01/21 (g)	B3	345
1,075	Building Materials Corporation of America, Senior Notes,
	6.75%, 05/01/21 (g)	Ba3	1,173
650	Case New Holland, Incorporated, Senior Notes,
	7.875%, 12/01/17	Ba2	765
900	CNH Capital LLC, Senior Notes,
	6.25%, 11/01/16	Ba2	993
450	Coleman Cable, Inc., Senior Notes,
	9%, 02/15/18	B3	488
250	Columbus McKinnon Corporation, Senior Subordinated Notes,
	7.875%, 02/01/19	B1	269
1,525	Commscope, Inc., Senior Notes,
	8.25%, 01/15/19 (g)	B3	1,662
500	Fiat Industrial Finance, Senior Notes,
	6.25%, 03/09/18 (EUR)	Ba2	710
325	General Cable Corporation, Senior Notes,
	5.75%, 10/01/22 (g)	B1	332
275	Interline Brands, Inc., Senior Notes,
	10%, 11/15/18 (g)	Caa1	303
475	KM Germany Holding GMBH, Senior Notes,
	8.75%, 12/15/20 (g)(EUR)	B2	655
400	Manitowoc Company, Inc., Senior Notes,
	5.875%, 10/15/22	B3	418
300	Manitowoc Company, Inc., Senior Notes,
	8.50%, 11/01/20	B3	340
375	Mcron Finance Sub LLC, Senior Notes,
	8.375%, 05/15/19 (g)	B1	413
350	Navistar International Corporation, Senior Notes,
	8.25%, 11/01/21	B3	356
700	Sensata Technologies BV, Senior Notes,
	6.50%, 05/15/19 (g)	B2	756
425	Silver II Borrower S.C.A., Senior Notes,
	7.75%, 12/15/20 (g)	Caa1	451
1,000	Terex Corporation, Senior Notes,
	6%, 5/15/21	B3	1,054
200	Terex Corporation, Senior Notes,

	6.50%, 04/01/20	B3	$214
$675	Vulcan Materials, Senior Notes,
	7.50%, 06/15/21	Ba3	795
			12,896
Diversified/Conglomerate Service - 10.63%
550	Alliance Data Systems Company, Senior Notes,
	5.25%, 12/01/17 (g)	(e)	571
575	Alliance Data Systems Company, Senior Notes,
	6.375%, 04/01/20 (g)	(e)	620
275	Anixter Inc., Senior Notes,
	5.625%, 05/01/19	Ba3	293
1,250	Aguila 3 S.A., Senior Notes,
	7.875%, 01/31/18 (g)	B2	1,333
350	Aramark Holdings, Senior Notes,
	5.75%, 03/15/20 (g)	B3	358
250	Ashtead Capital Inc., Senior Notes,
	6.50%, 07/15/22 (g)	B2	272
375	Avis Budget Car Rental LLC, Senior Notes,
	6%, 03/01/21 (g)(EUR)	B2	490
700	Capsugel Finance Company, Senior Notes,
	9.875%, 08/01/19 (g)(EUR)	Caa1	1,006
175	Cerved Technologies, Senior Notes,
	6.375%, 01/15/20 (g)(EUR)	B2	221
25	CDW Corporation, Senior Secured Notes,
	8%, 12/15/18	B1	28
1,600	CDW Escrow Corporation, Senior Subordinate Notes,
	8.50%, 04/01/19	B3	1,780
275	Ceridian Corporation, Senior Notes,
	8.875%, 07/15/19 (g)	B1	320
325	Clean Harbors, Incorporated, Senior Notes,
	5.125%, 06/01/21 (g)	Ba2	331
250	Clean Harbors, Incorporated, Senior Notes,
	5.25%, 08/01/20	Ba2	257
350	Coinstar, Inc., Senior Notes,
	6%, 03/15/19 (g)	Ba3	357
950	Europcar Groupe SA, Senior Notes,
	11.50%, 05/15/17 (g)(EUR)	Caa1	1,345
675	First Data Corporation, Senior Notes,
	6.75%, 11/01/20 (g)	B1	705
1,300	First Data Corporation, Senior Notes,
	7.375%, 06/15/19 (g)	B1	1,384
400	First Data Corporation, Senior Notes,
	11.25%, 01/15/21 (g)	Caa1	416
1,775	First Data Corporation, Senior Notes,
	12.625%, 01/15/21	Caa1	1,921
175	FTI Consulting Inc., Senior Notes,
	6%, 11/15/22 (g)	Ba2	186
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20	Ba2	514
125	Gategroup Finance (Luxembourg) S.A., Senior Notes,
	6.75%, 03/01/19 (g) (EUR)	B1	161
425	Global General Merger, Senior Notes,
	11%, 12/15/20 (g)	Caa1	463
475	Goodman Networks, Inc., Senior Notes,
	13.125%, 07/01/18 (g)	B2	527
300	H&E Equipment Services, Senior Notes,

	7%, 09/01/22 (g)	B3	$330
$600	Harbinger Group, Inc., Senior Notes,
	7.875%, 07/15/19 (g)	B3	635
325	Hertz, Inc., Senior Notes,
	6.25%, 10/15/22	B2	353
350	Igloo Holdings Corporation, Senior Notes,
	8.25%, 12/15/17 (g)	Caa1	361
475	iPayment, Inc., Senior Notes,
	10.25%, 05/15/18	B3	439
325	Iron Mountain Inc., Senior Subordinated Notes,
	5.75%, 08/15/24	B1	324
175	Jaguar Holdings, Inc., Senior Notes,
	9.375%, 10/15/17 (g)	Caa1	187
700	Jaguar Holdings, Inc., Senior Notes,
	9.50%, 12/01/19 (g)	B3	802
100	Loxam SAS Senior Notes,
	7.375%, 01/24/20 (g)(EUR)	(e)	131
350	Maxim Crane Works, L.P., Senior Notes,
	12.25%, 04/15/15 (g)	Caa2	365
675	MDC Partners, Inc., Senior Notes,
	6.75%, 04/01/20 (g)	B3	683
275	Rexel SA, Senior Notes,
	5.125%, 06/15/20 (g)(EUR)	Ba3	357
425	Rexel SA, Senior Notes,
	5.25%, 06/15/20 (g)	Ba3	432
275	Service Master Company, Senior Notes,
	8%, 02/15/20	B3	295
500	Sungard Data Systems, Inc., Senior Subordinated Notes,
	6.625%, 11/01/19 (g)	Caa1	516
675	Syniverse Holdings, Inc., Senior Notes,
	9.125%, 01/15/19	Caa1	741
100	Techem GmbH, Senior Notes,
	6.125%, 10/01/19 (g)(EUR)	Ba3	137
250	Transunion Holding Company, Inc., Senior Notes,
	8.125%, 06/15/18 (g)	Caa1	261
250	Truven Health Analytics, Senior Notes,
	10.625%, 06/01/20 (g)	Caa1	285
325	United Rentals of North America, Inc., Senior Notes,
	6.125%, 06/15/23	B3	349
350	UR Financing Escrow Corporation, Senior Notes,
	5.75%, 07/15/18	Ba3	380
625	Verisure Holding AB, Senior Notes,
	8.75%, 09/01/18 (g)(EUR)	B2	883
525	West Corporation, Senior Notes,
	7.875%, 01/15/19	Caa1	556
1,025	West Corporation, Senior Notes,
	8.625%, 10/01/18	Caa1	1,115
			26,776
Electronics - 3.74%
700	Core Logic, Inc., Senior Notes,
	7.25%, 06/01/21	Ba3	774
500	Epicor Software Corporation, Senior Notes,
	8.625%, 05/01/19	Caa1	543
525	Global AT&T Electronics, Ltd., Senior Notes,
	10%, 02/01/19 (g)	B1	564
950	HD Supply, Inc., Senior Notes,

	7.50%, 07/15/20 (g)	Caa1	$1,007
$200	HD Supply, Inc., Senior Notes,
	11.50%, 07/15/20	Caa1	237
950	HD Supply, Inc., Senior Subordinated Notes,
	10.50%, 01/15/21	Caa2	988
1,375	iGATE Corporation, Senior Notes,
	9%, 05/01/16	B2	1,500
650	Infor US, Inc., Senior Notes,
	9.375%, 04/01/19	Caa1	736
225	Infor US, Inc., Senior Notes,
	11.50%, 07/15/18	Caa1	264
1,325	MEMC Electronic Materials, Inc., Senior Notes,
	7.75%, 04/01/19	Caa1	1,222
350	NCR Corporation, Senior Notes,
	4.625%, 02/15/21 (g)	Ba3	348
750	NCR Corporation, Senior Notes,
	5%, 07/15/22 (g)	Ba3	754
475	Nuance Communications, Senior Notes,
	5.375%, 08/15/20 (g)	Ba3	480
			9,417
Finance - 10.83%
475	AerCap Aviation Solutions B.V., Senior Notes,
	6.375%, 05/30/17	(e)	507
650	Aircastle Limited, Senior Notes,
	6.25%, 12/01/19	Ba3	710
300	Aircastle Limited, Senior Notes,
	6.75%, 04/15/17	Ba3	331
750	Aircastle Limited, Senior Notes,
	7.625%, 04/15/20	Ba3	868
600	Aircastle Limited, Senior Notes,
	9.75%, 08/01/18	Ba3	684
425	Air Lease Corporation, Senior Notes,
	4.50%, 01/15/16	(e)	441
800	Air Lease Corporation, Senior Notes,
	6.125%, 04/01/17	(e)	866
875	Algeco Scotsman Global Finance PLC, Senior Notes,
	8.50%, 10/15/18 (g)	B1	937
1,175	Ally Financial, Inc., Senior Notes,
	5.50%, 02/15/17	B1	1,269
775	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	B1	942
700	CIT Group, Inc., Senior Notes,
	4.25%, 08/15/17	Ba3	730
700	CIT Group, Inc., Senior Notes,
	5%, 08/15/22	Ba3	751
1,575	CIT Group, Inc., Senior Notes,
	5.375%, 05/15/20	Ba3	1,717
2,175	CIT Group, Inc., Senior Notes,
	5.50%, 02/15/19 (g)	Ba3	2,387
1,650	CIT Group, Inc., Senior Notes,
	6.625%, 04/01/18 (g)	Ba3	1,881
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,592
900	E*Trade Financial Corporation, Senior Notes,
	6.375%, 11/15/19	B2	950

$600	E*Trade Financial Corporation, Senior Notes,
	6.75%, 06/01/16	B2	$648
275	General Motors Financial Company, Inc., Senior Notes,
	4.75%, 08/15/17 (g)	Ba3	286
350	General Motors Financial Company, Inc., Senior Notes,
	6.75%, 06/01/18	Ba3	396
1,450	Icahn Enterprises, L.P., Senior Notes,
	8%, 01/15/18	Ba3	1,553
425	International Lease Finance Corporation, Senior Notes,
	4.875%, 04/01/15	Ba3	446
350	International Lease Finance Corporation, Senior Notes,
	5.75%, 05/15/16	Ba3	378
300	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/01/17	Ba3	362
525	MBIA Insurance Corporation, Surplus Notes,
	11.564%, 01/15/33 (g)	C	168
225	Nationstar Mortgage LLC, Senior Notes,
	6.50%, 07/01/21 (g)	B2	235
500	Nationstar Mortgage LLC, Senior Notes,
	9.625%, 05/01/19 (g)	B2	571
200	Nationstar Mortgage LLC, Senior Notes,
	9.625%, 05/01/19 (g)	B2	229
400	Neuberger Berman Group LLC, Senior Notes,
	5.625%, 03/15/20 (g)	Ba1	416
425	Neuberger Berman Group LLC, Senior Notes,
	5.875%, 03/15/22 (g)	Ba1	451
225	Provident Funding Associates, L.P., Senior Notes,
	10.125%, 02/15/19 (g)	B2	245
575	Provident Funding Associates, L.P., Senior Notes,
	10.25%, 04/15/17 (g)	Ba3	645
790	SLM Corporation, Senior Medium Term Notes,
	5.50%, 01/25/23	(e)	784
200	SLM Corporation, Senior Medium Term Notes,
	8.45%, 06/15/18	Ba1	237
625	Springleaf Finance Corporation, Senior Medium Term
	Notes, 6.90%, 12/15/17	Caa1	628
900	Synovus Financial Corporation, Subordinate Notes,
	5.125%, 06/15/17	B3	900
125	Synovus Financial Corporation, Senior Notes,
	7.875%, 02/15/19	B2	142
			27,283
Furnishings - .25%
250	Mohawk Industries, Inc., Senior Notes,
	3.85%, 02/01/23	Ba1	254
350	Tempur-Pedic International, Inc., Senior Notes,
	6.875%, 12/15/20 (g)	B3	373
			627
Groceries - .14%
325	The Pantry, Inc., Senior Notes,
	8.375%, 08/01/20 (g)	Caa1	347

Healthcare, Education and Childcare - 7.28%
1,125	Biomet, Inc., Senior Notes,
	6.50%, 08/01/20 (g)	B3	1,193

$800	Capella Healthcare Inc., Senior Notes,
	9.25%, 07/01/17	B3	$868
600	CHS/Community Health Systems, Inc., Senior Notes,
	5.125%, 08/15/18	Ba3	629
625	CHS/Community Health Systems, Inc., Senior Notes,
	7.125%, 07/15/20	B3	680
475	CHS/Community Health Systems, Inc., Senior Notes,
	8%, 11/15/19	B3	526
175	Crown Newco 3 plc, Senior Notes,
	7%, 02/15/18 (g)(GBP)	B2	275
525	Davita, Inc., Senior Notes,
	6.375%, 11/01/18	B2	560
775	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.625%, 07/31/19 (g)	Ba2	852
450	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.875%, 01/31/22 (g)	Ba2	502
525	HCA Holdings, Inc., Senior Notes,
	6.25%, 02/15/21	B3	560
1,375	HCA, Inc., Senior Notes,
	7.50%, 02/15/22	B3	1,583
550	HCA, Inc., Senior Secured Notes,
	8.50%, 04/15/19	Ba3	607
950	Health Management Associates, Inc., Senior Notes,
	7.375%, 01/15/20	B3	1,040
375	Hologic, Inc., Senior Notes,
	6.25%, 08/01/20	B2	399
825	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	868
425	Inventive Health Inc., Senior Notes,
	10.75%, 08/15/18 (g)	Caa2	370
600	Inventive Health Inc., Senior Notes,
	11%, 08/15/18 (g)	Caa2	522
525	Kindred Healthcare, Inc., Senior Notes,
	8.25%, 06/01/19	B3	526
550	Kinetic Concepts, Inc., Senior Notes,
	10.50%, 11/01/18	B3	597
275	Kinetic Concepts, Inc., Senior Notes,
	12.50%, 11/01/19	Caa1	272
250	LifePoint Hospitals, Inc., Senior Notes,
	6.625%, 10/01/20	Ba1	272
475	MedAssets, Inc., Senior Notes,
	8%, 11/15/18	B3	518
900	Multiplan, Inc., Senior Notes,
	9.875%, 09/01/18 (g)	Caa1	999
300	Sky Growth Holdings Corporation, Senior Notes,
	7.375%, 10/15/20 (g)	Caa1	317
500	Tenet Healthcare Corporation, Senior Notes,
	4.50%, 04/01/21 (g)	Ba3	491
50	Tenet Healthcare Corporation, Senior Notes,
	8.875%, 07/01/19	Ba3	56
175	Universal Health Services, Inc., Senior Notes,
	7%, 10/01/18	B1	189
325	Universal Hospital Services, Inc., Senior Notes,
	7.625%, 08/15/20	B3	351
275	Universal Hospital Services, Inc., Senior Notes,
	7.625%, 08/15/20 (g)	B3	297
550	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B1	580

$150	Valeant Pharmaceuticals International, Senior Notes,
	6.375%, 10/15/20 (g)	B1	$158
500	Vanguard Health Holding Company II, LLC, Senior Notes,
	7.75%, 02/01/19	B3	535
100	Voyage Care BondCo, plc, Senior Notes,
	6.50%, 08/01/18 (g)(GBP)	B2	155
			18,347
Hotels, Motels, Inns and Gaming - 4.24%
375	Boyd Acquisition Sub, LLC, Senior Notes,
	8.375%, 02/15/18 (g)	Caa1	396
650	Boyd Gaming Corporation, Senior Notes,
	9%, 07/01/20 (g)	B3	676
150	Caesar’s Entertainment Operating Company, Inc., Senior Notes,
	5.625%, 06/01/15	Caa3	138
225	Caesar’s Entertainment Operating Company, Inc., Senior Notes,
	9%, 02/15/20 (g)	B2	227
150	Caesar’s Entertainment Operating Company, Inc., Senior Notes,
	9%, 02/15/20 (g)	B2	152
275	Choice Hotels International, Inc., Senior Notes,
	5.75%, 07/01/22	Baa3	305
375	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18 (g)(EUR)	B3	469
400	City Center Holdings LLC, Senior Notes,
	10.75%, 01/15/17	Caa2	443
825	Graton Economic Development Authority, Senior Notes,
	9.625%, 09/01/19 (g)	B3	924
300	Great Canadian Gaming Corporation, Senior Subordinated Notes,
	6.625%, 07/25/22 (g)(CAD)	B1	308
1,775	MGM Resorts International, Senior Notes,
	6.625%, 12/15/21	B3	1,866
1,375	MGM Resorts International, Senior Notes,
	6.75%, 10/01/20 (g)	B3	1,459
325	Quapaw Downstream Development Authority, Senior Notes,
	10.50%, 07/01/19 (g)	B3	359
300	Ryman Hotel Properties L.P., Senior Notes,
	5%, 04/15/21 (g)	B1	300
400	Rivers Pittsburgh Borrower, L.P., Senior Notes,
	9.50%, 06/15/19 (g)	B3	436
450	Seminole Tribe of Florda, Senior Notes,
	7.75%, 10/01/17 (g)	Ba1	486
925	Seneca Gaming Corporation, Senior Notes,
	8.25%, 12/01/18 (g)	B2	985
725	Station Casinos LLC, Senior Notes,
	7.50%, 03/01/21 (g)	Caa1	747
			10,676
Insurance -.86%
250	Alliant Holdings I, LLC, Senior Notes,
	7.875%, 12/15/20 (g)	Caa2	254
450	Centene Corporation, Senior Notes,
	5.75%, 06/01/17	Ba2	484
475	CNO Financial Group Inc., Senior Notes,
	6.375%, 10/01/20 (g)	Ba3	500
475	Hub International Limited, Senior Notes,
	8.125%, 10/15/18 (g)	Caa2	498

$425	Onex USI Acquisition Corporation, Senior Notes,
	7.75%, 01/15/21 (g)	Caa2	$423
			2,159
Leisure, Amusement and Entertainment - 1.20%
525	Cedar Fair LP, Senior Notes,
	5.25%, 03/15/21 (g)	B1	523
525	Cedar Fair LP, Senior Notes,
	9.125%, 08/01/18	B1	588
334	Manchester United Finance plc, Senior Notes,
	8.375%, 02/01/17 (g)	(e)	365
250	NCL Corporation, Ltd., Senior Notes,
	5%, 02/15/18 (g)	B3	254
600	Royal Caribbean Cruises, Ltd., Senior Notes,
	5.25%, 11/15/22	Ba1	611
675	Six Flags Entertainment Corporation, Senior Notes,
	5.25%, 01/15/21 (g)	B3	675
			3,016
Mining, Steel, Iron and Non-Precious Metals - 6.54%
725	AK Steel Corporation, Senior Notes,
	7.625%, 05/15/20	B3	634
425	Aleris Senior Notes,
	7.875%, 11/01/20	B2	458
575	Alrosa Finance S.A., Senior Notes,
	7.75%, 11/03/20 (g)	Ba3	670
250	Arcelor Mittal, Senior Notes,
	5.75%, 08/05/20	Ba1	264
575	Arcelor Mittal, Senior Notes,
	6%, 03/01/21	Ba1	604
925	Arcelor Mittal, Senior Notes,
	6.125%, 06/01/18	Ba1	999
250	Arcelor Mittal, Senior Notes,
	6.75%, 02/25/22	Ba1	274
500	Arcelor Mittal, Senior Notes,
	10.35%, 06/01/19	Ba1	633
250	Consol Energy, Inc., Senior Notes,
	8%, 04/01/17	B1	269
525	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20	B1	583
1,150	Eldorado Gold Corporation, Senior Notes,
	6.125%, 12/15/20 (g)	Ba3	1,197
525	Essar Steel Algoma Inc., Senior Notes,
	9.875%, 06/15/15 (g)	Caa2	427
1,225	FMG Resources Pty. Ltd., Senior Notes,
	7%, 11/01/15 (g)	B1	1,280
1,225	Foresight Energy LLC, Senior Notes,
	9.625%, 08/15/17 (g)	Caa1	1,325
700	JMC Steel Group, Inc., Senior Notes,
	8.25%, 03/15/18 (g)	B3	742
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	479
625	Peabody Energy Corporation, Senior Notes,
	6%, 11/15/18	Ba1	666
175	Peabody Energy Corporation, Senior Notes,
	6.25%, 11/15/21	Ba1	182

$1,225	Ryerson Inc., Senior Secured Notes,
	9%, 10/15/17 (g)	Caa2	$1,344
1,650	Ryerson Inc., Senior Secured Notes,
	11.25%, 10/15/18 (g)	Caa3	1,712
775	Severstal Columbus LLC, Senior Notes,
	10.25%, 02/15/18	B3	837
325	Steel Dynamics, Senior Notes,
	6.125%, 08/15/19 (g)	Ba2	350
525	United States Steel Corporation, Senior Notes,
	6.875%, 04/01/21	B1	538
			16,467
Oil and Gas - 15.44%
525	AmeriGas Finance LLC, Senior Notes,
	7%, 05/20/22	Ba2	572
1,325	Antero Resources Finance Corporation, Senior Notes,
	6%, 12/01/20 (g)	B2	1,381
1,100	Antero Resources Finance Corporation, Senior Notes,
	7.25%, 08/01/19	B2	1,192
450	Berry Petroleum Company, Senior Notes,
	6.375%, 09/15/22	B1	478
825	Bill Barrett Corporation, Senior Notes,
	7%, 10/15/22	B1	863
1,275	Bill Barrett Corporation, Senior Notes,
	7.625%, 10/01/19	B1	1,359
550	Carrizo Oil and Gas, Inc., Senior Notes,
	7.50%, 09/15/20	B3	585
325	Chesapeake Energy Corp., Senior Notes,
	3.25%, 03/15/16	Ba3	329
350	Chesapeake Energy Corp., Senior Notes,
	5.375%, 06/15/21	Ba3	352
350	Chesapeake Energy Corp., Senior Notes,
	5.75%, 03/15/23	Ba3	355
325	Chesapeake Energy Corp., Senior Notes,
	6.625%, 11/15/19 (g)	Ba3	332
1,000	Clayton Williams Energy Company, Senior Notes,
	7.75%, 04/01/19	B3	1,015
50	Comstock Resources, Inc., Sernior Notes,
	7.75%, 04/01/19	B3	53
600	Concho Resources, Inc., Senior Notes,
	5.50%, 04/01/23	B1	622
300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	B1	331
450	Continental Resources, Inc., Senior Notes,
	5%, 09/15/22	Ba2	478
325	Crosstex Energy L.P., Senior Notes,
	7.125%, 06/01/22 (g)	B2	343
225	Crosstex Energy L.P., Senior Notes,
	8.875%, 02/15/18	B2	243
625	DPL, Inc., Senior Notes,
	6.50%, 10/15/16	Ba1	657
800	DPL, Inc., Senior Notes,
	7.25%, 10/15/21	Ba1	847
800	El Paso Corporation, Senior Notes,
	7.75%, 01/15/32	Ba2	897
200	El Paso Corporation, Senior Notes,
	7.80%, 08/01/31	Ba2	223

$350	EPL Oil and Gas, Inc., Senior Notes,
	8.25%, 02/15/18 (g)	Caa1	$371
125	EPL Oil and Gas, Inc., Senior Notes,
	8.25%, 02/15/18	Caa1	132
425	Exterran Holdings, Inc., Senior Notes,
	6%, 04/01/21 (g)	B2	423
1,875	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B2	1,931
650	Frac Tech Services, Seniro Notes,
	8.125%, 11/15/18 (g)	Ba3	682
175	Global Geophysical Services, Senior Notes,
	10.50%, 05/01/17	Caa1	152
200	Inergy Midstream, L.P., Senior Notes,
	6%, 12/15/20 (g)	B1	208
350	Key Energy Services, Inc., Senior Notes,
	6.75%, 03/01/21	B1	365
600	Laredo Petroleum, Inc., Senior Notes,
	7.375%, 05/01/22 B3	B3	657
175	Laredo Petroleum, Inc., Senior Notes,
	9.50%, 02/15/19	B3	198
1,200	MarkWest Energy Partners, L.P., Senior Notes,
	4.50%, 07/15/23	Ba3	1,176
625	Newfield Exploration Company, Senior Subordinated Notes,
	5.75%, 01/30/22	Ba1	667
375	Offshore Group, Senior Notes,
	7.125%, 04/01/23 (g)	B3	383
220	Pacific Rubiales Energy Corporation, Senior Notes
	5.125%, 03/28/23 (g)	Ba2	222
775	Parker Drilling Company, Senior Notes,
	9.125%, 04/01/18	B1	845
775	PBF Holding Company LLC, Senior Notes,
	8.25%, 02/15/20 (g)	Ba3	853
1,225	PDC Energy, Senior Notes,
	7.75%, 10/15/22 (g)	B3	1,303
725	Penn Virginia Corporation, Senior Notes,
	8.375%, 06/01/20	B2	765
800	Penn Virginia Resources Partners, L.P., Senior Notes,
	8.25%, 04/15/18	B2	848
875	Petroleum Geo Services ASA, Senior Notes,
	7.375%, 12/15/18 (g)	Ba2	958
1,600	QEP Resources, Inc., Senior Notes,
	5.25%, 05/01/23	Ba1	1,640
700	Range Resources Corporaiton, Senior Subordinated Notes,
	5%, 03/15/23 (g)	Ba3	712
350	Regency Energy Partners, L.P., Senior Notes,
	5.50%, 04/15/23	B1	374
450	Regency Energy Partners, L.P., Senior Notes,
	6.875%, 12/01/18	B1	492
625	Rockies Express Pipeline LLC, Senior Notes,
	6%, 01/15/19 (g)	Ba2	611
50	Rockies Express Pipeline LLC, Senior Notes,
	6.85%, 07/15/18 (g)	Ba2	51
275	Sandridge Energy, Inc., Senior Notes,
	7.50%, 03/15/21	B2	287
300	Sandridge Energy, Inc., Senior Notes,
	7.50%, 02/15/23	B2	312
575	SESI LLC, Senior Notes,
	6.375%, 05/01/19	Ba2	618

$500	SESI LLC, Senior Notes,
	7.125%, 12/15/21	Ba2	$558
325	SM Energy Company, Senior Notes,
	6.50%, 11/15/21	B1	357
575	SM Energy Company, Senior Notes,
	6.50%, 01/01/23	B1	633
225	SM Energy Company, Senior Notes,
	6.625%, 02/15/19	B1	241
125	Suburban Propane Partners, L.P., Senior Notes,
	7.375%, 03/15/20	Ba3	135
200	Suburban Propane Partners, L.P., Senior Notes,
	7.375%, 08/01/21	Ba3	221
825	Swift Energy Company, Senior Notes,
	7.875%, 03/01/22	B3	862
275	Swift Energy Company, Senior Notes,
	7.875%, 03/01/22 (g)	B3	287
650	Swift Energy Company, Senior Notes,
	8.875%, 01/15/20	B3	701
650	Targa Resources Partners L.P., Senior Notes,
	6.375%, 08/01/22	Ba3	710
475	Tervita Corporation, Senior Notes,
	8%, 11/15/18 (g)	B2	491
575	Tervita Corporation, Senior Notes,
	9.75%, 11/01/19 (g)	Caa2	566
475	Western Refining, Inc., Senior Notes,
	6.25%, 04/01/21 (g)	B2	483
875	WPX Energy, Inc., Senior Notes,
	6%, 01/15/22	Ba1	919
			38,907
Personal, Food and Miscellaneous Services - 1.31%
400	Central Garden & Pet Company, Senior Subordinated
	Notes, 8.25%, 03/01/18	B2	412
514	CKE Restaurants, Senior Notes,
	11.375%, 07/15/18	B2	595
450	Fiesta Restaurant Group, Senior Notes,
	8.875%, 08/15/16	B2	488
950	Laureate Education, Senior Notes,
	9.25%, 09/01/19 (g)	Caa1	1054
125	Realogy Corporation, Senior Notes,
	9%, 01/15/20 (g)	Caa1	145
575	Wok Acquisition Corporation, Senior Notes,
	10.25%, 06/30/20 (g)	Caa1	615
			3,309
Personal Non-Durable Consumer Products - .64%
160	Avon Products, Inc., Senior Notes
	4.60%, 03/15/20	Baa2	166
195	Avon Products, Inc., Senior Notes
	5%, 03/15/23	Baa2	200
375	Mead Products, Senior Notes,
	6.75%, 04/30/20 (g)	B1	398
225	Spectrum Brands Escrow, Senior Notes,
	6.375%, 11/15/20 (g)	B3	242
200	Spectrum Brands Escrow, Senior Notes,
	6.625%, 11/15/22 (g)	B3	217
400	Sun Products Corporation, Senior Notes,

	7.75%, 03/15/21 (g)	Caa1	$403
			1,626
Personal Transportation - .93%
$135	American Airlines, Senior Notes,
	4%, 07/15/25 (g)	(e)	135
140	American Airlines, Senior Notes,
	5.625%, 01/15/21 (g)	(e)	142
1,300	Continental Airlines, Inc., Senior Notes,
	6.75%, 09/15/15 (g)	Ba2	1,362
175	Continental Airlines, Inc., Senior Notes,
	7.25%, 05/10/21.	Baa2	205
109	Continental Airlines, Inc., Senior Notes,
	9.25%, 11/10/18	Ba2	122
150	Northwest Airlines
	7.575%, 09/01/20	(e)	162
145	US Airways, Inc., Senior Notes,
	4.625%, 12/03/26	Ba1	151
65	US Airways, Inc., Senior Notes,
	6.75%, 12/03/22	B1	69
			2,348
Printing and Publishing - .40%
500	McGraw Hill Global, Senior Notes,
	9.75%, 04/01/21 (g)	B2	497
500	Trader Corporation, Senior Notes,
	9.875%, 08/15/18 (g)	B3	504
			1,001
Retail Stores - 4.27%
1,125	Academy, Ltd., Senior Notes
	9.25%, 08/01/19 (g)	Caa1	1,268
250	Best Buy Company, Inc., Senior Notes,
	3.75%, 03/15/16	Baa2	250
525	CDR DB Sub, Inc., Senior Notes,
	7.75%, 10/15/20 (g)	Caa2	539
975	Claire’s Escrow Corporation, Senior Notes,
	9%, 03/15/19 (g)	B2	1,102
250	Claire’s Stores, Inc., Senior Notes,
	6.125%, 03/15/20 (g)	B2	255
309	Claire’s Stores, Inc., Senior Notes,
	9.625%, 06/01/15	Caa2	312
500	Jo-Ann Stores Holdings Inc., Senior Notes,
	8.125%, 03/15/19 (g)	Caa1	523
625	Jo-Ann Stores Holdings Inc., Senior Notes,
	9.75%, 10/15/19 (g)	Caa1	655
550	New Academy Finance Company LLC
	8%, 06/15/18 (g)	Caa1	569
400	99 Cents Only Stores, Senior Notes,
	11%, 12/15/19	Caa1	459
700	Party City Holdings, Inc., Senior Notes,
	8.875%, 08/01/20 (g)	Caa1	767
325	JC Penney Corporation, Senior Notes,
	7.65%, 08/15/16	Caa1	307
400	Penske Automotive Group, Inc., Senior Subordinated Notes,

	5.75%, 10/01/22 (g)	B2	$417
$250	QVC, Inc., Senior Notes,
	7.50%, 10/01/19 (g)	Ba2	277
675	Radio Shack Corporation, Senior Notes
	6.75%, 05/15/19	Caa2	489
650	Rite Aid Corporation, Senior Notes,
	7.70%, 02/15/27	Caa2	634
1,725	Rite Aid Corporation, Senior Notes,
	9.25%, 03/15/20	Caa2	1,945
			10,768
Telecommunications - 12.67%
250	Arqiva Broadcast Finance Plc, Senior Notes,
	9.50%, 03/31/20 (g)(GBP)	B3	393
475	Century Link, Inc., Senior Notes,
	5.625%, 04/01/20	Ba2	488
425	Clearwire Communications LLC, Senior Notes,
	12%, 12/01/17 (g)	Caa3	499
825	Cricket Communications, Inc., Senior Notes,
	7.75%, 10/15/20	Caa1	825
950	Crown Castle International Corporation, Senior Notes,
	5.25%, 01/15/23	B1	967
625	Digicel Limited, Senior Notes,
	6%, 04/15/21 (g)	B1	622
400	Digicel Limited, Senior Notes,
	8.25%, 09/30/20 (g)	Caa1	427
450	Digicel Limited, Senior Notes,
	10.50%, 04/15/18 (g)	Caa1	500
325	Earthlink Inc., Senior Notes,
	8.875%, 05/15/19	B3	329
600	Equinix, Inc., Senior Notes,
	5.375%, 04/01/23	Ba3	608
1,000	Equinix, Inc., Senior Notes,
	7%, 07/15/21	Ba3	1,107
300	GCI, Inc., Senior Notes,
	6.75%, 06/01/21	B2	281
775	Hughes Satellite Systems, Inc., Senior Notes,
	6.50%, 06/15/19	Ba3	851
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	887
775	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20	B3	853
200	Intelsat (Luxembourg) S.A., Senior Notes,
	6.75%, 06/01/18 (g)	Caa3	206
725	Intelsat (Luxembourg) S.A., Senior Notes,
	7.75%, 6/01/21 (g)	Caa3	737
350	Intelsat (Luxembourg) S.A., Senior Notes,
	8.125%, 06/01/23 (g)	Caa3	355
975	Intelsat (Luxembourg) S.A., Senior Notes,
	11.25%, 02/04/17	Caa3	1,037
200	Level 3 Communications, Inc., Senior Notes,
	8.875%, 06/01/19 (g)	Caa2	218
1,000	Level 3 Communications, Inc., Senior Notes,
	11.875%, 02/01/19	Caa2	1,173
650	Level 3 Financing, Inc., Senior Notes,
	8.625%, 07/15/20	B3	728
400	Level 3 Financing, Inc., Senior Notes,

	9.375%, 04/01/19	B3	$449
$675	Matterhorn Mobile S.A., Senior Notes,
	7.75%, 02/15/20 (g)(EUR)	Caa1	885
825	MetroPCS Wireless, Senior Notes,
	6.25%, 04/01/21 (g)	B1	841
1,025	NII Capital Corporation, Senior Notes,
	7.625, 04/01/21	Caa1	738
475	NII Capital Corporation, Senior Notes,
	8.875%, 12/15/19	Caa1	363
525	NII Capital Corporation, Senior Notes,
	10%, 08/15/16	Caa1	476
425	Sable International Finance Limited, Senior Notes,
	7.75%, 02/15/17 (g)	Ba2	455
200	Sable International Finance Limited, Senior Notes,
	8.75%, 02/01/20 (g)	Ba2	228
471	SBA Telecommunications, Inc., Senior Notes,
	8.25%, 08/15/19	B1	520
2,000	Sprint Capital Corporation, Senior Notes,
	6.875%, 11/15/28	B3	2,045
600	Sprint Capital Corporation, Senior Notes,
	8.75%, 03/15/32	B3	715
800	Sprint Nextel Corporation, Senior Notes,
	6%, 11/15/22	B3	821
2,225	Sprint Nextel Corporation, Senior Notes,
	9%, 11/15/18 (g)	Ba3	2,751
825	Sprint Nextel Corporation, Senior Notes,
	9.125%, 03/01/17	B3	976
475	Sprint Nextel Corporation, Senior Notes,
	11.50%, 11/15/21	B3	665
325	TW Telecom Holdings, Inc., Senior Notes,
	5.375%, 10/01/22	B1	339
375	ViaSat, Inc., Senior Notes,
	6.875%, 06/15/20	B1	401
305	Vimpelcom Holdings, Senior Notes,
	5.20%, 02/13/19 (g)	Ba3	307
550	Vimpelcom Holdings, Senior Notes,
	7.504%, 03/01/22 (g)	Ba3	613
300	Vimpelcom Holdings, Senior Notes,
	7.748%, 02/02/21 (g)	Ba3	338
500	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.25%, 02/15/18 (g)	Ba3	521
325	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.25%, 02/15/18 (g)	Ba3	337
1,450	Wind Acquistion Holdings Finance S.A., Senior Notes,
	11.75%, 07/15/17 (g)	B3	1,539
450	Windstream Corporation, Senior Notes,
	7.875%, 11/01/17	Ba3	514
			31,928
Textiles and Leather - .79%
750	Hanesbrands, Inc., Senior Notes,
	6.375%, 12/15/20	Ba3	817
275	Levi Strauss & Co., Senior Notes,
	6.875%, 05/01/22	B1	301
200	Levi Strauss & Co., Senior Notes,
	7.625%, 05/15/20	B1	220
450	PVH Corporation, Senior Notes,

	4.50%, 12/15/22	Ba3	$444
$200	Wolverine World Wide, Inc., Senior Notes,
	6.125%, 10/15/20 (g)	B2	212
			1,994
Utilities - 2.58%
900	Calpine Corporation, Senior Notes,
	7.50%, 02/15/21 (g)	B1	988
1,175	GenOn Escrow Corporation, Senior Notes,
	7.875%, 06/15/17	B3	1,315
1,750	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18	B3	2,067
375	Infinis Plc, Senior Notes,
	7%, 02/15/19 (g)(GBP)	Ba3	570
550	NRG Energy, Inc., Senior Notes,
	6.625%, 03/15/23 (g)	B1	582
700	Sabine Pass LNG, L.P., Senior Notes,
	6.50%, 11/01/20 (g)	B1	733
225	Sabine Pass LNG, L.P., Senior Notes,
	7.50%, 11/30/16	B1	248
			6,503
	Total Corporate Debt Securities (Total cost of $313,834)		330,543

CONVERTIBLE DEBT SECURITIES - .14% (d)
Retail Stores - .14%
350	Radio Shack Corporation, Senior Notes
	2.50%, 08/01/13 (g)	Caa1	342

	Total Convertible Debt Securities (Total cost of $328)		342

Shares
PREFERRED STOCK - .89% (d)
Automobile - .30%
17,400	General Motors Company,
	Convertible, 4.75%	(e)	747

Broadcasting and Entertainment - .15%
495	Spanish Broadcasting System, Inc.,
	10.75% (a)	Caa3	381

Containers, Packaging and Glass - 0%
1,975	Smurfit-Stone Container Corporation,
	7%, (c)(f) ESC	(e)	—

Finance - .44%
1,125	Ally Financial, Inc., 7% (g)	B3	1,113

	Total Preferred Stock (Total cost of $2,129)		2,241

Principal
Amount
SHORT-TERM INVESTMENTS - .84% (d)
$2,130	Jupiter Securitization Company LLC,
	Commercial Paper,
	Due 04/01/13
	Discount of .15% (g)	P-1	$2,130

	Total Short-Term Investments (Total cost of $2,130)		2,130

	TOTAL INVESTMENTS (Total cost of $318,421)		$335,256

(a)         Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)         Securities are step interest bonds.  Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)          Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at March 31, 2013 was $0.

(d)         Percentages indicated are based on total net assets to common shareholders of $251,944.

(e)          Not rated.

(f)           Non-income producing.

(g)          Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.  Unless otherwise noted, 144A Securities are deemed to be liquid.  See Note 1of the Note to Schedule of Investments for valuation policy.  Total market value of Rule 144A securities amounted to $156,895 as of March 31, 2013.

(h)         Pay-In-Kind

(CAD) Canadian Dollar

(EUR) Euro

(GBP) British Pound

ESC Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

Forward Currency Exchange Contracts - (Unaudited) (Amounts in Thousands) As of March 31, 2013 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Receive		Deliver		(Depreciation)

Citibank	4/10/13	USD	306	GBP	191	$16

JPMorgan Chase	4/10/13	USD	159	GBP	100	6

HSBC	4/10/13	USD	582	GBP	375	13

State Street Bank	4/10/13	USD	369	GBP	244	(1)

Deutsche Bank	6/12/13	USD	15,267	EUR	11,646	331

State Street Bank	6/12/13	EUR	59	USD	77	(1)

JPMorgan Chase	6/12/13	EUR	325	USD	419	(2)

Net unrealized gain on open forward currency exchange contracts						$362

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

March 31, 2013 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not yet available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available are valued in good faith at fair market value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (e) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

March 31, 2013 (Unaudited)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

March 31, 2013 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$330,885	$—	$330,885

Preferred Stock
Automobile	747	—	—	747
Broadcasting and Entertainment	—	381	—	381
Containers, Packaging and Glass	—	—	—	—
Finance	—	1,113	—	1,113
Utilities	—	—	—	—

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

March 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)

Short-Term Investments	—	2,130	—	2,130
Total Investments	$747	$334,509	$—	$335,256
Forward Currency Exchange Contracts	$—	$362	$—	$362

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The Fund owns one Level 3 security with a value of zero at March 31, 2013. The value was determined by the Valuation Committee of the Fund’s investment advisor, T. Rowe Price, under procedures approved by the Board of Directors. The techniques used to arrive at this valuation have taken into account litigation involving the security with no settlement expected for the foreseeable future. The security is not trading and there is no guarantee that holders will receive any distribution. The security will continue to be valued at zero until trading commences, the occurrence of company-specific or industry events, or other market factors suggest the value should be changed.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2012	$—
Net purchases (sales)	—
Change in unrealized appreciation (depreciation)	—
Realized gain (loss)	—
Transfers to Level 3 from Level 2	—
Balance, March 31, 2013	$—

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the three months ended March 31, 2013, the Fund recognized no transfers to Level 1 from Level 2.

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
President

Date	May 28, 2013

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 28, 2013